Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Other receivable,allowance for doubtful accounts	$ 0	$ 2,282
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	24,682,632	24,582,632
Common stock, shares outstanding	24,682,632	24,582,632